FORUM               SEMI-ANNUAL REPORT
FUNDS               FEBRUARY 29, 2000



                         DAILY ASSETS TREASURY
                           OBLIGATIONS FUND

                             DAILY ASSETS
                           GOVERNMENT FUND

                        DAILY ASSETS GOVERNMENT
                           OBLIGATIONS FUND

                        DAILY ASSETS CASH FUND

                             DAILY ASSETS
                            MUNICIPAL FUND

                                TABLE OF CONTENTS



 A Message to Our Shareholders................................................ 1

  FINANCIAL STATEMENTS OF FORUM FUNDS

 Statements of Assets and Liabilities......................................... 2

 Statements of Operations..................................................... 3

 Statements of Changes in Net Assets.........................................  4

 Financial Highlights......................................................... 6

 Notes to Financial Statements................................................ 8

  FINANCIAL STATEMENTS OF CORE TRUST (DELAWARE)

  Schedules of Investments:

     Treasury Cash Portfolio................................................. 12
     Government Portfolio.................................................... 13
     Government Cash Portfolio............................................... 14
     Cash Portfolio.......................................................... 15
     Municipal Cash Portfolio................................................ 16

Notes to Schedules of Investments............................................ 18

Statements of Assets and Liabilities......................................... 19

Statements of Operations..................................................... 20

 Statements of Changes in Net Assets......................................... 21

Notes to Financial Statements................................................ 22

--------------------------------------------------------------------------------

                                                                  [FORUM LOGO]


DAILY ASSETS TREASURY OBLIGATIONS FUND
DAILY ASSETS GOVERNMENT FUND
DAILY ASSETS GOVERNMENT OBLIGATIONS FUND
DAILY ASSETS CASH FUND
DAILY ASSETS MUNICIPAL FUND                                   SEMI-ANNUAL REPORT
                                                               FEBRUARY 29, 2000
--------------------------------------------------------------------------------

DEAR SHAREHOLDERS:


The Daily Assets Funds continue to receive high rankings in their respective categories by IBC Financial Data, Inc.("IBC"). IBC's Money Fund ReportTM listed three of our funds in the top ten performing money funds ranked by February 2000 monthly yield. Daily Assets Government Fund Institutional Shares was ranked #2 and Daily Assets Government Obligations Fund Institutional Shares was ranked #4 out of 224 funds in the Government Institutional Category. Daily Assets
Municipal Fund Institutional Shares was ranked #8 out of 83 funds in the Tax-Free Institutional Category. We emphasize that investment return will fluctuate and past performance is not a guarantee of future results.

We are extremely proud of the Funds' strong historical performance and high rankings. Daily Assets Funds successfully utilize the efficiency of Forum's proprietary Core and GatewayTM structure. The "Gateway" Funds are managed at the "Core" or portfolio level. Forum Investment Advisors, LLC manages five Core Trust (Delaware) money market portfolios with more than $3 billion in net assets. Within this structure, our portfolio management team can focus its resources on effectively managing five large pools of assets in order to provide competitive yields to the Daily Assets Funds shareholders.

On behalf of the Daily Assets Funds, I thank you for your continued confidence. We remain dedicated to providing outstanding performance and seeking to maintain your $1.00 per share price through skilled portfolio management. Please feel free to call us with your questions or comments at (207) 879-0001.



                                   Sincerely,


                                   /s/ John Y. Keffer


                                   John Y. Keffer
                                   Chairman


AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.



                                                                  FORUM FUNDS(R)

--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
FEBRUARY 29, 2000 (Unaudited)
--------------------------------------------------------------------------------

                                      DAILY ASSETS                        DAILY ASSETS
                                        TREASURY        DAILY ASSETS       GOVERNMENT       DAILY ASSETS      DAILY ASSETS
                                      OBLIGATIONS        GOVERNMENT       OBLIGATIONS           CASH           MUNICIPAL
                                          FUND              FUND              FUND              FUND              FUND
                                    ----------------- ----------------- ----------------- ----------------- -----------------

ASSETS
    Investments in Portfolios
        at value (Notes 1 & 2)         $ 102,838,851      $ 31,589,458      $ 60,524,686      $ 78,090,779      $ 22,105,235
    Organization costs, net of
        amortization (Note 2)                  3,390                 -             4,254                 -                 -
                                    ----------------- ----------------- ----------------- ----------------- -----------------

Total assets                             102,842,241        31,589,458        60,528,940        78,090,779        22,105,235
                                    ----------------- ----------------- ----------------- ----------------- -----------------

LIABILITIES
    Dividends payable                        407,853           132,978           200,789           188,248            57,709
    Payable to administrator                       -                 -             1,072             1,818                 -
    Accrued expenses                          27,983            25,246            23,974            31,489             1,026
                                    ----------------- ----------------- ----------------- ----------------- -----------------

Total liabilities                            435,836           158,224           225,835           221,555            58,735
                                    ----------------- ----------------- ----------------- ----------------- -----------------

NET ASSETS                             $ 102,406,405      $ 31,431,234      $ 60,303,105      $ 77,869,224      $ 22,046,500
                                    ================= ================= ================= ================= =================

COMPONENTS OF NET ASSETS
    Paid in capital                    $ 102,407,167        31,435,858        60,302,076        77,869,390        22,049,895
    Undistributed net investment income        2,499            21,264                 -                48                 -
    Accumulated net realized gain (loss)      (3,261)          (25,888)            1,029              (214)           (3,395)
                                    ----------------- ----------------- ----------------- ----------------- -----------------

NET ASSETS                             $ 102,406,405      $ 31,431,234      $ 60,303,105      $ 77,869,224      $ 22,046,500
                                    ================= ================= ================= ================= =================

NET ASSETS BY SHARE CLASS
    Institutional Shares                $ 95,059,979      $ 27,056,060      $ 34,531,837      $ 34,549,772      $ 20,060,484
    Institutional Service Shares           7,314,655         3,543,095        25,393,540        42,477,749         1,898,066
    Investor Shares                           31,771           832,079           377,728           841,703            87,950
                                    ----------------- ----------------- ----------------- ----------------- -----------------

NET ASSETS                             $ 102,406,405      $ 31,431,234      $ 60,303,105      $ 77,869,224      $ 22,046,500
                                    ================= ================= ================= ================= =================

SHARES OF BENEFICIAL INTEREST
    Institutional Shares                  95,060,622        27,060,244        34,531,058        34,549,893        20,063,492
    Institutional Service Shares           7,314,772         3,543,649        25,393,290        42,477,794         1,898,446
    Investor Shares                           31,773           832,145           377,728           841,703            87,959

NET ASSET VALUE PER SHARE
    (OFFERING AND REDEMPTION
    PRICE PER SHARE)                          $ 1.00            $ 1.00            $ 1.00            $ 1.00            $ 1.00







See Notes to Financial Statements.             2                  FORUM FUNDS[R]

--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED FEBRUARY 29, 2000 (Unaudited)
--------------------------------------------------------------------------------

                                            DAILY ASSETS                      DAILY ASSETS
                                              TREASURY        DAILY ASSETS      GOVERNMENT     DAILY ASSETS    DAILY ASSETS
                                            OBLIGATIONS        GOVERNMENT       OBLIGATIONS       CASH          MUNICIPAL
                                                FUND              FUND             FUND            FUND            FUND
                                          ----------------- ----------------- --------------  --------------  ---------------
NET INVESTMENT INCOME
    ALLOCATED FROM PORTFOLIOS
    Interest income                            $ 2,636,082         $ 964,587    $ 1,623,124     $ 2,507,648        $ 390,389
    Net expenses                                   (64,889)          (25,874)       (34,262)        (50,853)               -
                                          ----------------- ----------------- --------------  --------------  ---------------

Net investment income allocated from
    Portfolios (Note 2)                          2,571,193           938,713      1,588,862       2,456,795          390,389
                                          ----------------- ----------------- --------------  --------------  ---------------

EXPENSES
    Administration (Note 3)
       InstitutionaloSharesrvice Shares             21,944             7,182          8,023           9,199            5,033
       Institutional Service Shares                  2,665             1,187          6,439          12,527              527
       Investor Shares                                   8               207             40             134               21
    Transfer agent (Note 3)
       Institutional Shares                         28,180            13,262         14,125          15,339           11,115
       Institutional Service Shares                 11,397             9,010         19,216          31,941            7,118
       Investor Shares                               6,094             7,375          6,223           7,030            6,150
    Shareholder services (Note 3)
       Institutional Shares                              -                 -              -               -                -
       Institutional Service Shares                 13,326             5,935         32,197          62,640            2,636
       Investor Shares                                  40             1,036            200             668              106
    Distribution - Investor Shares (Note 3)             47               622            240             802              127
    Accounting (Note 3)                             18,000            18,000         18,000          18,000           18,000
    Legal                                            3,715             1,534          2,171           4,150              974
    Audit                                            2,811             2,812          2,812           2,813            2,815
    Trustees                                         2,805             1,010          1,670           2,615              644
    Compliance                                       4,119            11,270          4,281           5,153            3,865
    Amortization of organization costs (Note 2)        586                 -            730               -                -
    Miscellaneous                                    3,202               952          1,163           1,743              588
                                          ----------------- ----------------- --------------  --------------  ---------------

Total expenses                                     118,939            81,394        117,530         174,754           59,719
    Expenses reimbursed and
       fees waived (Note 4)                        (71,816)          (64,556)       (60,985)        (73,359)         (54,580)
                                          ----------------- ----------------- --------------  --------------  ---------------
Net expenses                                        47,123            16,838         56,545         101,395            5,139
                                          ----------------- ----------------- --------------  --------------  ---------------

NET INVESTMENT INCOME                            2,524,070           921,875      1,532,317       2,355,400          385,250
                                          ----------------- ----------------- --------------  --------------  ---------------

NET REALIZED GAIN ON
    INVESTMENTS ALLOCATED
    FROM PORTFOLIOS (Note 2)
                                                     2,420                68             45               -                -
                                          ----------------- ----------------- --------------  --------------  ---------------

NET INCREASE IN NET ASSETS
    FROM OPERATIONS                            $ 2,526,490         $ 921,943    $ 1,532,362     $ 2,355,400        $ 385,250
                                          ================= ================= ==============  ==============  ===============





See Notes to Financial Statements.              3                 FORUM FUNDS[R]

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED AUGUST 31, 1999 AND THE SIX MONTHS ENDED FEBRUARY 29, 2000 (Unaudited)
--------------------------------------------------------------------------------

                                                                        DAILY ASSETS                       DAILY ASSETS
                                                                          TREASURY        DAILY ASSETS      GOVERNMENT
                                                                         OBLIGATIONS       GOVERNMENT      OBLIGATIONS
                                                                            FUND             FUND              FUND
                                                                       ---------------- ----------------  ---------------

NET ASSETS - August 31, 1998                                             $ 115,019,392     $ 45,579,939     $ 17,751,966
                                                                       ---------------- ----------------  ---------------
OPERATIONS
    Net investment income                                                    4,787,343        1,915,349        2,111,004
    Net realized gain (loss) on investments allocated from Portfolios           (5,681)          (5,049)           1,020
                                                                       ---------------- ----------------  ---------------
Net increase in net assets resulting from operations                         4,781,662        1,910,300        2,112,024
                                                                       ---------------- ----------------  ---------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
    Net investment income-Institutional Shares                              (4,483,542)      (1,574,915)      (1,495,037)
    Net investment income-Institutional Service Shares                        (300,597)        (318,474)        (615,530)
    Net investment income-Investor Shares                                         (705)         (20,150)            (437)
    Net realized gain (loss) on investments-Institutional Shares                (2,437)               -                -
    Net realized gain (loss) on investments-Investor Shares                        (62)          (1,810)               -
                                                                       ---------------- ----------------  ---------------
Total distributions to shareholders                                         (4,787,343)      (1,915,349)      (2,111,004)
                                                                       ---------------- ----------------  ---------------

CAPITAL SHARE TRANSACTIONS (at $1.00 per share)
    Sale of shares-Institutional Shares                                    369,559,185       30,771,529       78,503,113
    Sale of shares-Institutional Service Shares                             40,662,099       24,286,868      183,158,610
    Sale of shares-Investor  Shares                                             26,758        2,002,096                -
    Reinvestment of distributions-Institutional Shares                               -            4,597                -
    Reinvestment of distributions-Institutional Service Shares                  98,927          266,959          358,305
    Reinvestment of distributions-Investor Shares                                  706           18,772              437
    Redemption of shares-Institutional Shares                             (393,819,939)     (38,157,589)     (67,229,404)
    Redemption of shares-Institutional Service Shares                      (26,839,236)     (28,262,648)    (163,578,891)
    Redemption of shares-Investor Shares                                        (5,000)      (1,317,421)               -
                                                                       ---------------- ----------------  ---------------
Net increase (decrease) from capital share transactions                    (10,316,500)     (10,386,837)      31,212,170
                                                                       ---------------- ----------------  ---------------
Net increase (decrease) in net assets                                      (10,322,181)     (10,391,886)      31,213,190
                                                                       ---------------- ----------------  ---------------

NET ASSETS -August 31, 1999 (Including (A))                                104,697,211       35,188,053       48,965,156
                                                                       ---------------- ----------------  ---------------
OPERATIONS
    Net investment income                                                    2,524,070          921,875        1,532,317
    Net realized gain on investments allocated from Portfolios                   2,420               68               45
                                                                       ---------------- ----------------  ---------------
Net increase in net assets resulting from operations                         2,526,490          921,943        1,532,362
                                                                       ---------------- ----------------  ---------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
    Net investment income-Institutional Shares                              (2,265,863)        (779,536)        (866,244)
    Net investment income-Institutional Service Shares                        (257,502)        (122,109)        (662,202)
    Net investment income-Investor Shares                                         (705)         (20,230)          (3,871)
                                                                       ---------------- ----------------  ---------------
Total distributions to shareholders                                         (2,524,070)        (921,875)      (1,532,317)
                                                                       ---------------- ----------------  ---------------

CAPITAL SHARE TRANSACTIONS (at $1.00 per share)
    Sale of shares-Institutional Shares                                    158,828,697       17,163,422       31,046,699
    Sale of shares-Institutional Service Shares                             34,832,943       10,740,992      118,540,391
    Sale of shares-Investor Shares                                               2,078        1,163,518          552,166
    Reinvestment of distributions-Institutional Shares                               -            1,710                -
    Reinvestment of distributions-Institutional Service Shares                 168,558           94,846          455,093
    Reinvestment of distributions-Investor Shares                                  705           20,237            3,871
    Redemption of shares-Institutional Shares                             (150,066,208)     (18,818,297)     (23,141,450)
    Redemption of shares-Institutional Service Shares                      (46,056,399)     (13,068,155)    (115,929,994)
    Redemption of shares-Investor Shares                                        (3,600)      (1,055,160)        (188,872)
                                                                       ---------------- ----------------  ---------------
Net increase (decrease) from capital share transactions                     (2,293,226)      (3,756,887)      11,337,904
                                                                       ---------------- ----------------  ---------------
Net increase (decrease) in net assets                                       (2,290,806)      (3,756,819)      11,337,949
                                                                       ---------------- ----------------  ---------------

NET ASSETS - February 29, 2000 (Including (B))                           $ 102,406,405     $ 31,431,234     $ 60,303,105
                                                                       ================ ================  ===============

(A) Accumulated undistributed net investment income, August 31, 1999           $ 2,499         $ 21,264              $ -
                                                                       ================ ================  ===============

(B) Accumulated undistributed net investment income, February 29, 2000         $ 2,499         $ 21,264              $ -
                                                                       ================ ================  ===============


See Notes to Financial Statements.               4                FORUM FUNDS[R]

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)
FOR THE YEAR ENDED AUGUST 31, 1999 AND THE SIX MONTHS ENDED FEBRUARY 29, 2000 (Unaudited)
--------------------------------------------------------------------------------

                                                                                       DAILY ASSETS     DAILY ASSETS
                                                                                           CASH           MUNICIPAL
                                                                                           FUND             FUND
                                                                                      ---------------- ----------------

NET ASSETS - August 31, 1998 (Note 1)                                                    $ 33,641,074     $ 20,793,306
                                                                                      ---------------- ----------------
OPERATIONS
    Net investment income                                                                   3,420,261          875,578
    Net realized (loss) on investments allocated from Portfolios                                 (123)          (3,395)
                                                                                      ---------------- ----------------
Net increase in net assets resulting from operations                                        3,420,138          872,183
                                                                                      ---------------- ----------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
    Net investment income-Institutional Shares                                             (1,992,738)        (805,513)
    Net investment income-Institutional Service Shares                                     (1,418,542)         (68,996)
    Net investment income-Investor Shares                                                      (8,933)          (1,069)
    Net realized gain (loss) on investments-Institutional Service Shares                          (48)               -
                                                                                      ---------------- ----------------
Total distributions to shareholders                                                        (3,420,261)        (875,578)
                                                                                      ---------------- ----------------

CAPITAL SHARE TRANSACTIONS (at $1.00 per share)
    Sale of shares-Institutional Shares                                                   229,434,759      105,434,496
    Sale of shares-Institutional Service Shares                                           409,749,879       22,597,633
    Sale of shares-Investor                                                                   587,671           64,674
    Reinvestment of distributions-Institutional Shares                                         59,332           48,954
    Reinvestment of distributions-Institutional Service Shares                                868,037           68,997
    Reinvestment of distributions-Investor                                                      6,493            1,067
    Redemption of shares-Institutional Shares                                            (218,964,209)    (105,629,785)
    Redemption of shares-Institutional Service Shares                                    (357,192,027)     (19,381,291)
    Redemption of shares-Investor Shares                                                     (146,154)               -
                                                                                      ---------------- ----------------
Net increase from capital share transactions                                               64,403,781        3,204,745
                                                                                      ---------------- ----------------
Net increase in net assets                                                                 64,403,658        3,201,350
                                                                                      ---------------- ----------------

NET ASSETS - August 31, 1999 (Including (A))                                               98,044,732       23,994,656
                                                                                      ---------------- ----------------
OPERATIONS
    Net investment income                                                                   2,355,400          385,250
    Net realized gain (loss) on investments allocated from Portfolios                               -                -
                                                                                      ---------------- ----------------
Net increase in net assets resulting from operations                                        2,355,400          385,250
                                                                                      ---------------- ----------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
    Net investment income-Institutional Shares                                             (1,020,472)        (352,116)
    Net investment income-Institutional Service Shares                                     (1,321,962)         (32,031)
    Net investment income-Investor Shares                                                     (12,966)          (1,103)
                                                                                      ---------------- ----------------
Total distributions to shareholders                                                        (2,355,400)        (385,250)
                                                                                      ---------------- ----------------

CAPITAL SHARE TRANSACTIONS (at $1.00 per share)
    Sale of shares-Institutional Shares                                                   116,439,943       34,620,063
    Sale of shares-Institutional Service Shares                                           245,076,822        8,915,602
    Sale of shares-Investor                                                                   466,544           11,000
    Reinvestment of distributions-Institutional Shares                                        134,577           20,731
    Reinvestment of distributions-Institutional Service Shares                                973,814           32,031
    Reinvestment of distributions-Investor                                                      9,168            1,103
    Redemption of shares-Institutional Shares                                            (120,950,324)     (35,204,141)
    Redemption of shares-Institutional Service Shares                                    (262,233,915)     (10,344,545)
    Redemption of shares-Investor Shares                                                      (92,137)               -
                                                                                      ---------------- ----------------
Net decrease from capital share transactions                                              (20,175,508)      (1,948,156)
                                                                                      ---------------- ----------------
Net decrease in net assets                                                                (20,175,508)      (1,948,156)
                                                                                      ---------------- ----------------

NET ASSETS - February 29, 2000 (Including (B))                                           $ 77,869,224     $ 22,046,500
                                                                                      ================ ================

(A) Accumulated undistributed net investment income, August 31, 1999                             $ 48              $ -
                                                                                      ================ ================

(B) Accumulated undistributed net investment income, February 29, 2000                           $ 48              $ -
                                                                                      ================ ================


See Notes to Financial Statements.                5               FORUM FUNDS[R]

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Unaudited)
--------------------------------------------------------------------------------

These financial highlights reflect selected data for a share of each class of each Fund outstanding during the years or periods indicated.



                                                                                        RATIOS TO AVERAGE
                                                         DISTRIBUTIONS                    NET ASSETS
                                   BEGINNING     NET       FROM NET   ENDING                          NET
                                   NET ASSET  INVESTMENT INVESTMENT NET ASSET        NET           INVESTMENT
                                     VALUE     INCOME      INCOME     VALUE        EXPENSES          INCOME
DAILY ASSETS TREASURY
OBLIGATIONS FUND
Institutional Shares
  Six Months Ended February 29, 2000  $1.00       0.03     (0.03)     $ 1.00         0.20%(c)       5.16% (c)
  Year Ended August 31, 1999           1.00       0.05     (0.05)       1.00         0.20%          4.58%
  Period Ended August 31, 1998 (b)     1.00       0.03     (0.03)       1.00         0.20%(c)       5.41% (c)

Institutional Service Shares
  Six Months Ended February 29, 2000   1.00       0.03     (0.03)       1.00         0.45%(c)       4.83% (c)
  Year Ended August 31, 1999           1.00       0.04     (0.04)       1.00         0.45%          4.34%
  Period Ended August 31, 1998 (b)     1.00       0.02     (0.02)       1.00         0.45%(c)       5.16% (c)

Investor Shares
  Six Months Ended February 29, 2000   1.00       0.02     (0.02)       1.00         0.90%(c)       4.45% (c)
  Year Ended August 31, 1999           1.00       0.04     (0.04)       1.00         0.87%          3.87%
  Period Ended August 31, 1998 (b)     1.00       0.02     (0.02)       1.00         0.78%(c)       5.06% (c)

DAILY ASSETS
GOVERNMENT FUND
Institutional Shares
  Six Months Ended February 29, 2000   1.00       0.03     (0.03)       1.00         0.20%(c)       5.43% (c)
  Year Ended August 31, 1999           1.00       0.05     (0.05)       1.00         0.20%          4.81%
  Period Ended August 31, 1998 (b)     1.00       0.01     (0.01)       1.00         0.20%(c)       5.26% (c)

Institutional Service Shares
  Six Months Ended February 29, 2000   1.00       0.03     (0.03)       1.00         0.45%(c)       5.14% (c)
  Year Ended August 31, 1999           1.00       0.05     (0.05)       1.00         0.45%          4.57%
  Year Ended August 31, 1998           1.00       0.05     (0.05)       1.00         0.46%          4.93%
  Period Ended August 31, 1997 (d)     1.00       0.02     (0.02)       1.00         0.50%(c)       4.76% (c)
  Year Ended March 31, 1997            1.00       0.05     (0.05)       1.00         0.50%          4.70%
  Year Ended March 31, 1996            1.00       0.05     (0.05)       1.00         0.50%          5.01%
  Year Ended March 31, 1995            1.00       0.04     (0.04)       1.00         0.37%          4.45%

Investor Shares
  Six Months Ended February 29, 2000   1.00       0.02     (0.02)       1.00         0.75%(c)       4.88% (c)
  Period Ended August 31, 1999 (b)     1.00       0.04     (0.04)       1.00         0.75%(c)       4.25% (c)

DAILY ASSETS GOVERNMENT
OBLIGATIONS FUND
Institutional Shares
  Six Months Ended February 29, 2000   1.00       0.03     (0.03)       1.00         0.20%(c)       5.40% (c)
  Year Ended August 31, 1999           1.00       0.05     (0.05)       1.00         0.20%          4.85%
  Period Ended August 31, 1998 (b)     1.00       0.03     (0.03)       1.00         0.20%(c)       5.43% (c)

Institutional Service Shares
  Six Months Ended February 29, 2000   1.00       0.03     (0.03)       1.00         0.45%(c)       5.14% (c)
  Year Ended August 31, 1999           1.00       0.05     (0.05)       1.00         0.45%          4.54%
  Period Ended August 31, 1998 (b)     1.00       0.02     (0.02)       1.00         0.45%(c)       5.16% (c)

Investor Shares
  Six Months Ended February 29, 2000   1.00       0.02     (0.02)       1.00         0.90%(c)       4.85% (c)
  Year Ended August 31, 1999           1.00       0.04     (0.04)       1.00         0.84%          4.24%
  Period Ended August 31, 1998 (b)     1.00       0.02     (0.02)       1.00         0.78%(c)       5.06% (c)



                                                                 RATIO TO
                                                                 AVERAGE
                                               NET ASSETS AT    NET ASSETS
                                     TOTAL     END OF PERIOD      GROSSS
                                    RETURN    (000'S OMITTED)    EXPENSES
DAILY ASSETS TREASURY
OBLIGATIONS FUND
Institutional Shares
  Six Months Ended February 29, 2000  2.59%       $ 95,060         0.31% (c)
  Year Ended August 31, 1999          4.67%         86,295         0.32%
  Period Ended August 31, 1998 (b)    3.34%        110,561         0.47% (c)

Institutional Service Shares
  Six Months Ended February 29, 2000  2.47%          7,315         0.74% (c)
  Year Ended August 31, 1999          4.46%         18,369         0.89%
  Period Ended August 31, 1998 (b)    2.19%          4,448         1.53% (c)

Investor Shares
  Six Months Ended February 29, 2000  2.24%             32        43.12% (c)
  Year Ended August 31, 1999          4.00%             33       100.05%
  Period Ended August 31, 1998 (b)    0.33%             10       727.11% (c)

DAILY ASSETS
GOVERNMENT FUND
Institutional Shares
  Six Months Ended February 29, 2000  2.73%         27,056         0.46% (c)
  Year Ended August 31, 1999          4.92%         28,709         0.61%
  Period Ended August 31, 1998 (b)    0.89%         36,095         0.69% (c)

Institutional Service Shares
  Six Months Ended February 29, 2000  2.60%                     3,51.15% (c)
  Year Ended August 31, 1999          4.66%          5,775         1.15%
  Year Ended August 31, 1998          5.04%          9,485         0.91%
  Period Ended August 31, 1997 (d)    2.01%         44,116         0.95% (c)
  Year Ended March 31, 1997           4.80%         43,975         0.99%
  Year Ended March 31, 1996           5.18%         43,103         1.06%
  Year Ended March 31, 1995           4.45%         36,329         1.10%

Investor Shares
  Six Months Ended February 29, 2000  2.45%            832         3.25% (c)
  Period Ended August 31, 1999 (b)    4.43%            703         5.45% (c)

DAILY ASSETS GOVERNMENT
OBLIGATIONS FUND
Institutional Shares
  Six Months Ended February 29, 2000  2.71%         34,532         0.36% (c)
  Year Ended August 31, 1999          4.98%         26,627         0.40%
  Period Ended August 31, 1998 (b)    3.24%         15,352         0.74% (c)

Institutional Service Shares
  Six Months Ended February 29, 2000  2.58%         25,394         0.68% (c)
  Year Ended August 31, 1999          4.72%         22,328         0.80%
  Period Ended August 31, 1998 (b)    2.22%          2,390         2.13% (c)

Investor Shares
  Six Months Ended February 29, 2000  2.36%            378         9.35% (c)
  Year Ended August 31, 1999          4.32%             11       148.94%
  Period Ended August 31, 1998 (b)    0.35%             10       766.21% (c)





See Notes to Financial Statements.                6               FORUM FUNDS[R]

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (Concluded) (Unaudited)
--------------------------------------------------------------------------------

                                                                                    RATIOS TO AVERAGE
                                                         DISTRIBUTIONS                 NET ASSETS
                                   BEGINNING     NET       FROM NET   ENDING                   NET
                                   NET ASSET  INVESTMENT INVESTMENT NET ASSET     NET       INVESTMENT
                                     VALUE     INCOME      INCOME     VALUE     EXPENSES      INCOME
DAILY ASSETS CASH FUND
Institutional Shares
  Six Months Ended February 29, 2000 $ 1.00       0.03     (0.03)   $ 1.00      0.20%(c)       5.55% (c)
  Year Ended August 31, 1999           1.00       0.05     (0.05)     1.00      0.20%          4.93%
  Period Ended August 31, 1998 (b)     1.00       0.03     (0.03)     1.00      0.20%(c)       5.46% (c)

Institutional Service Shares
  Six Months Ended February 29, 2000   1.00       0.03     (0.03)     1.00      0.45%(c)       5.28% (c)
  Year Ended August 31, 1999           1.00       0.05     (0.05)     1.00      0.45%          4.59%
  Year Ended August 31, 1998           1.00       0.05     (0.05)     1.00      0.46%          5.22%
  Period Ended August 31, 1997 (b)     1.00       0.05     (0.05)     1.00      0.52%(c)       5.06% (c)

Investor Shares
  Six Months Ended February 29, 2000   1.00       0.02     (0.02)     1.00      0.90%(c)       4.85% (c)
  Year Ended August 31, 1999           1.00       0.04     (0.04)     1.00      0.90%          4.13%
  Period Ended August 31, 1998 (b)     1.00       0.02     (0.02)     1.00      0.78%(c)       5.25% (c)

DAILY ASSETS
MUNICIPAL FUND
Institutional Shares
  Six Months Ended February 29, 2000   1.00       0.02     (0.02)     1.00      0.00%(c)       3.50% (c)
  Year Ended August 31, 1999           1.00       0.03     (0.03)     1.00      0.05%          3.10%
  Period Ended August 31, 1998 (b)     1.00       0.01     (0.01)     1.00      0.12%(c)       3.16% (c)

Institutional Service Shares
  Six Months Ended February 29, 2000   1.00       0.02     (0.02)     1.00      0.45%(c)       3.04% (c)
  Year Ended August 31, 1999           1.00       0.03     (0.03)     1.00      0.45%          2.66%
  Period Ended August 31, 1998 (b)     1.00                   -       1.00      0.59%(c)       2.76% (c)

Investor Shares
  Six Months Ended February 29, 2000   1.00       0.01     (0.01)     1.00      0.90%(c)       2.61% (c)
  Year Ended August 31, 1999           1.00       0.02     (0.02)     1.00      0.88%          2.23%
  Period Ended August 31, 1998 (b)     1.00       0.01     (0.01)     1.00      0.78%(c)       2.53% (c)





                                                                      RATIO TO
                                                                      AVERAGE
                                                      NET ASSETS AT  NET ASSETS
                                            TOTAL     END OF PERIOD   GROSSS
                                            RETURN    (000'S OMITTED) EXPENSES
DAILY ASSETS CASH FUND
Institutional Shares
  Six Months Ended February 29, 2000 $       2.79%    $ 34,550         0.32% (c)
  Year Ended August 31, 1999                 5.07%      38,926         0.35%
  Period Ended August 31, 1998 (b)           2.70%      28,396         0.68% (c)

Institutional Service Shares
  Six Months Ended February 29, 2000         2.66%      42,478         0.63% (c)
  Year Ended August 31, 1999                 4.81%      58,661         0.70%
  Year Ended August 31, 1998                 5.34%       5,235         0.90%
  Period Ended August 31, 1997 (b)           4.70%      12,076         1.22% (c)

Investor Shares
  Six Months Ended February 29, 2000         2.43%         842         3.65% (c)
  Year Ended August 31, 1999                 4.40%         458         9.24%
  Period Ended August 31, 1998 (b)           0.37%          10       709.02% (c)

DAILY ASSETS
MUNICIPAL FUND
Institutional Shares
  Six Months Ended February 29, 2000         1.76%      20,060         0.38% (c)
  Year Ended August 31, 1999                 3.15%      20,624         0.72%
  Period Ended August 31, 1998 (b)           0.59%      20,773         1.26% (c)

Institutional Service Shares
  Six Months Ended February 29, 2000         1.53%       1,898         1.34% (c)
  Year Ended August 31, 1999                 2.77%       3,295         1.21%
  Period Ended August 31, 1998 (b)           0.20%          10       721.84% (c)

Investor Shares
  Six Months Ended February 29, 2000         1.30%          88        16.78% (c)
  Year Ended August 31, 1999                 2.36%          76        33.51%
  Period Ended August 31, 1998 (b)           0.18%          10       749.20% (c)



(a) The ratio of Gross Expenses to Average Net Assets reflects the expense ratio excluding any fee waivers and expense reimbursements for the Fund and its corresponding Portfolio.
(b) See Note 1 of Notes to Financial Statements for date of commencement of operations.
(c)  Annualized.
(d) Effective June 19, 1997, the Fund changed its fiscal year end from March 31 to August 31.












See Notes to Financial Statements.                7               FORUM FUNDS[R]

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
FEBRUARY 29, 2000 (Unaudited)
--------------------------------------------------------------------------------

NOTE 1.  SUMMARY OF ORGANIZATION

Forum Funds(R) (the "Trust") is a Delaware business trust that is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "Act"). The Trust currently has nineteen active investment portfolios. These financial statements relate to Daily Assets Treasury
Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund, Daily Assets Cash Fund and Daily Assets Municipal Fund (individually, a "Fund", and collectively, "the Funds"), each of which is diversified. The Funds are authorized under the Trust's Trust Instrument to issue an unlimited number of shares of beneficial interest without par value. Each Fund currently is authorized to issue three classes of shares:
Institutional Shares, Institutional Service Shares, and Investor Shares. The Trust commenced the offering of each class of shares as follows and no other class of shares currently is outstanding:

Daily Assets Treasury Obligations Fund (Institutional Shares)                    January 22, 1998
Daily Assets Treasury Obligations Fund (Institutional Service Shares)               April 1, 1998
Daily Assets Treasury Obligations Fund (Investor Shares)                           August 6, 1998
Daily Assets Government Fund (Institutional Shares)                                  July 1, 1998
Daily Assets Government Fund (Institutional Service Shares)                          July 1, 1992
Daily Assets Government Fund (Investor Shares)                                     August 6, 1998
Daily Assets Government Obligations Fund (Institutional Shares)                  January 30, 1998
Daily Assets Government Obligations Fund (Institutional Service Shares)            March 30, 1998
Daily Assets Government Obligations Fund (Investor Shares)                         August 6, 1998
Daily Assets Cash Fund (Institutional Shares)                                      March 13, 1998
Daily Assets Cash Fund (Institutional Service Shares)                             October 1, 1996
Daily Assets Cash Fund (Investor Shares)                                           August 6, 1998
Daily Assets Municipal Fund (Institutional Shares)                                  June 25, 1998
Daily Assets Municipal Fund (Institutional Service Shares)                         August 6, 1998
Daily Assets Municipal Fund (Investor Shares)                                      August 6, 1998


MASTER-FEEDER ARRANGEMENT - Each Fund currently seeks to achieve its investment objective by investing all its investable assets in a separate portfolio (individually, a "Portfolio" and collectively, the "Portfolios") of Core Trust (Delaware) ("Core Trust"), a registered open-end management investment company that has the same investment objective and substantially similar policies as the Fund. Accordingly, each Portfolio directly acquires securities, and a Fund investing in the Portfolio acquires an indirect interest in those securities. Each Fund accounts for its investment in a Portfolio as a partnership investment, and records daily its share of the Portfolio's income, expenses and realized and unrealized gain and loss. In addition, each Fund incurs its own expenses. Each Fund may withdraw its investment from its corresponding Portfolio at any time if the Trust's Board of Trustees (the "Board") determines that it is in the best interest of the Fund and its shareholders to do so. This is commonly referred to as a master-feeder arrangement.

The financial statements of the Portfolios are included elsewhere in this report and should be read in conjunction with the Funds' financial statements. As of February 29, 2000, Daily Assets Government Fund owned substantially all the interests of Government Portfolio; the percentage of Treasury Cash Portfolio owned by Daily Assets Treasury Obligations Fund was 24.4%; the percentage of Government Cash Portfolio owned by Daily Assets Government Obligations Fund was 7.9%; the percentage of Cash Portfolio owned by Daily Assets Cash Fund was 4.2%; and Daily Assets Municipal Fund owned substantially all the interests of Municipal Cash Portfolio.




                                     8                            FORUM FUNDS(R)

--------------------------------------------------------------------------------

FEBRUARY 29, 2000 (Unaudited)
--------------------------------------------------------------------------------

NOTE 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets during the fiscal period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

SECURITY VALUATION - Each Fund determines its net asset value per share as of 4:00 p.m., Eastern time, on each Fund business day. Each Fund records its investment in its Portfolio at value. The valuation of securities held in the Portfolios is discussed in the Notes to Financial Statements of Core Trust (Delaware), which are included elsewhere in this report.

INVESTMENT INCOME AND EXPENSES - Each Fund records daily its pro rata share of each Portfolio's income, expenses and realized gain and loss. In addition, each Fund accrues its own expenses.

ORGANIZATION COSTS - The costs incurred by the Daily Assets Treasury Obligations Fund and Daily Assets Government Obligations Fund in connection with their organization and registration of shares have been capitalized and are being amortized using the straight-line method over a five year period beginning with the commencement of the Funds' operations.

CLASS SPECIFIC EXPENSES - Each share of each class of a Fund represents an undivided, proportionate interest in the Fund. The Funds' class specific expenses include administration fees, shareholder servicing fees, transfer agent fees and certain other expenses as determined by the Trust's Board. Institutional Shares and Investor Shares incur shareholder servicing fees and Investor Shares incur distribution fees. In addition, there are differences between the classes of shares with respect to the minimum investment required.

FEDERAL TAXES - Each Fund intends to continue to qualify each year as a regulated investment company and distribute all its net investment income. In addition, by distributing in each calendar year substantially all its net investment income, capital gain and certain other amounts, each Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required.

As of February 29, 2000, Daily Assets Government Fund had capital loss carryovers available to offset future capital gains, in the amounts of $19,024, expiring in August 2006, and $986, expiring in August 2007.

DISTRIBUTIONS TO SHAREHOLDERS - Distributions to shareholders of net investment income are declared daily and paid monthly. Net capital gain, if any, is distributed to shareholders at least annually. Distributions are based on amounts calculated in accordance with applicable income tax regulations, which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and gain on various investment securities held by each Fund or Portfolio, timing differences and differing characterizations of distributions made by the Fund.



                                      9                           FORUM FUNDS[R]

--------------------------------------------------------------------------------

FEBRUARY 29, 2000 (Unaudited)
--------------------------------------------------------------------------------


NOTE 3.  INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER - The investment adviser of each Portfolio is Forum Investment Advisors, LLC ("Forum Advisors"). Forum Advisors receives an advisory fee from Treasury Cash Portfolio, Government Cash Portfolio and Cash Portfolio based upon the total average daily net assets of those Portfolios ("Total Portfolio Assets") that is calculated on a cumulative basis at the following annual rates: 0.06% for the first $200 million of Total Portfolio Assets, 0.04% of the next $300 million of Total Portfolio Assets and 0.03% of the remaining Total Portfolio Assets. Forum Advisors receives an advisory fee from Government Portfolio and Municipal Cash Portfolio at an annual rate of 0.05% of the average daily net assets of each Portfolio.


ADMINISTRATOR - The administrator of the Funds is Forum Administrative Services, LLC ("FAdS"). For its administrative services and facilities, FAdS receives from each Fund a fee at an annual rate of 0.05% of the average daily net assets attributable to the Institutional Shares, Institutional Service Shares and Investor Shares of the Fund. In addition, certain legal expenses are charged to the Funds by FAdS.

TRANSFER AGENT - The transfer agent and dividend disbursing agent for the Funds is Forum Shareholder Services, LLC ("FSS"). FSS is paid a transfer agent fee at an annual rate of 0.05%, 0.10% and 0.25% of the average daily net assets attributable to the Institutional Shares, Institutional Service Shares and Investor Shares of each Fund, respectively, plus certain account and additional Fund charges.

SHAREHOLDER SERVICE AGENT - The Trust has adopted a shareholder servicing plan with respect to Institutional Service Shares and Investor Shares under which the Trust pays FAdS a shareholder servicing fee at an annual rate of 0.25% of the average daily net assets attributable to the Institutional Service Shares and Investor Shares of each Fund. FAdS may pay any or all amounts of these payments to various institutions that provide shareholder servicing to their customers who hold Institutional Service Shares or Investor Shares.


DISTRIBUTOR - Forum Fund Services, LLC ("FFS"), a registered broker-dealer and a member of the National Association of Securities Dealers, Inc., acts as each Fund's distributor. The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the Act with respect to the Investor Shares under which the Trust may pay FFS a distribution fee at an annual rate of up to 0.15% of the average daily net assets of the Investor Share class of Daily Assets Government Fund and up to 0.50% of the average daily net assets of the Investor Share class of each other Fund. The Board's approval of the plan, however, is subject to the condition that FFS would not charge a distribution fee of more than 0.30% of the average daily net assets of each Fund (except Daily Assets Government Fund) without seeking Board approval. FFS may pay any or all amounts of these payments to various institutions that provide distribution or shareholder services for Investor Shares. The plan obligates the Funds to pay FFS as compensation for FFS's services and not as reimbursement for certain expenses incurred.


OTHER SERVICE PROVIDERS - Forum Accounting Services, LLC ("FAcS") provides fund accounting services to the Funds. For its accounting services, FAcS receives from each Fund an annual fee of $36,000, plus certain additional charges.



                                     10                           FORUM FUNDS[R]

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (Concluded)
FEBRUARY 29, 2000 (Unaudited)
--------------------------------------------------------------------------------



NOTE 4.  WAIVER OF FEES AND REIMBURSEMENT OF EXPENSES

FAdS, FSS, FFS and FAcS have voluntarily waived a portion of their fees and FAdS has also assumed certain expenses of the Funds. For the six month period ended February 29, 2000, fees waived and expenses reimbursed were as follows:

                                               Administration Transfer    Shareholder   12b-1   Accounting    Reimbursed
                                                    Fee       Agent Fee   Service Fee    Fee       Fee         Expenses    Total

Daily Assets Treasury Obligations Fund            $24,617     $16,643       $8,491       $47      $18,000       $4,018    $71,816
   Institutional Service Shares                     2,665         676        8,451         -
   Institutional  Shares                           21,944      11,895            -         -
   Investor Shares                                      8       4,072           40        47
Daily Assets Government Fund                        8,576      23,274        6,971       622       18,000        7,113    64,556
   Institutional Service Shares                     1,187       6,817        5,935         -
   Institutional  Shares                            7,182      11,200            -         -
   Investor Shares                                    207       5,257        1,036       622
Daily Assets Government Obligations Fund           14,502      11,296       14,938       240       18,000        2,009    60,985
   Institutional Service Shares                     6,439           -       14,738         -
   Institutional  Shares                            8,023       7,082            -         -
   Investor Shares                                     40       4,214          200       240
Daily Assets Cash Fund                             21,860      10,498       21,381       747       18,000          873    73,359
   Institutional Service Shares                    12,527           -       20,781         -
   Institutional  Shares                            9,199       5,603            -         -
   Investor Shares                                    134       4,895          600       747
Daily Assets Municipal Fund                         5,581      16,477        2,392       127       18,000       12,003    54,580
   Institutional Service Shares                       527       4,836        2,286         -
   Institutional  Shares                            5,033       7,507            -         -
   Investor Shares                                     21       4,134          106       127











                                    11                            FORUM FUNDS[R]

SCHEDULE OF INVESTMENTS - TREASURY CASH PORTFOLIO
FEBRUARY 29, 2000 (Unaudited)
--------------------------------------------------------------------------

     Face                    Security
    Amount                 Description                          Value
---------------- ---------------------------------         ---------------

 U.S. Treasury Bills (A) (73.3%)
  $ 310,000,000  5.85%, 4/27/00                             $ 307,207,159
                                                           ---------------

 Repurchase Agreements (17.0%)
     20,960,000  BA Securities, Inc., 5.66%, 3/1/00, to
                 be repurchased at $20,963,295;
                 collateralized by various U.S.
                 Treasury Notes.                               20,960,000

     50,000,000  Donaldson, Lufkin & Jenrette Securities
                 Corp., 5.75%, 3/1/00, to be repurchased
                 at $50,007,986; collateralized by
                 various U.S. Treasury Obligations.            50,000,000
                                                           ---------------
 Total Repurchase Agreements                                   70,960,000
                                                           ---------------

 Cash Management Accounts (9.7%)
     20,364,000  Dreyfus Treasury Prime Cash
                 Management Fund, "A", 5.33% yield             20,364,000
     20,350,000  Dreyfus Treasury Cash Management
                 Fund, 5.38% yield                             20,350,000
                                                           ---------------
 Total Cash Management Accounts                                40,714,000
                                                           ---------------

 Total Investments (100.0%) at Amortized Cost               $ 418,881,159
                                                           ===============












See Notes to Financial Statements
and Notes To Schedule of Investments.             12              FORUM FUNDS[R]

-----------------------------------------------------------------------

SCHEDULE OF INVESTMENTS - GOVERNMENT PORTFOLIO
FEBRUARY 29, 2000 (Unaudited)
-----------------------------------------------------------------------

    Face                   Security
   Amount                Description                         Value
-------------- ---------------------------------         --------------

 U.S. Government Securities (96.5%)

 Federal Home Loan Bank (B) (15.9%)
  $ 5,000,000  6.28%, 4/7/00                               $ 5,000,000
                                                         --------------

 Federal Home Loan Bank - Discount Notes (A) (23.5%)
    1,000,000  5.76%, 3/1/00                                   996,704
    1,000,000  5.76%, 3/1/00                                 1,000,000
    1,400,000  5.80%, 3/1/00                                 1,391,870
    2,500,000  5.66%, 3/15/00                                2,494,682
    1,500,000  5.76%, 3/22/00                                1,495,074
                                                         --------------
 Total Federal Home Loan Bank - Discount Notes               7,378,330
                                                         --------------

 Student Loan Marketing Association (B) (47.6%)
    5,000,000  5.10%, 3/3/00                                 5,000,000
   10,000,000  6.27%, 2/21/01                               10,000,000
                                                         --------------
 Total Student Loan Marketing Association                   15,000,000
                                                         --------------

 Student Loan Marketing Association - Discount
     Notes (A) (9.5%)
    3,000,000  5.58%, 3/27/00                                2,987,628
                                                         --------------

 Total U.S. Government Securities                           30,365,958
                                                         --------------

 Cash Management Accounts (3.5%)
    1,085,955  Dreyfus Treasury Prime Cash
               Management Fund, "A", 5.33% yield             1,085,955
                                                         --------------

 Total Investments (100.0%) at Amortized Cost             $ 31,451,913
                                                         ==============












See Notes to Financial Statements
and Notes To Schedule of Investments.             13              FORUM FUNDS[R]

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS - GOVERNMENT CASH PORTFOLIO
FEBRUARY 29, 2000 (Unaudited)
--------------------------------------------------------------------------------

     Face                   Security                                    Face                 Security
    Amount                Description                      Value       Amount               Description                   Value
---------------  -------------------------------       ------------- ------------  ------------------------------     --------------

 U.S. Government Securities (84.1%)                                   Small Business Administration (concluded)

 Federal Home Loan Bank (B) (2.0%)                                   $ 3,203,184   Pool #503882, 6.00%, 9/25/22         $ 3,199,678
  $ 15,000,000    6.28%, 4/7/00                        $ 15,000,000    2,052,842   Pool #503892, 6.13%, 7/25/22           2,057,062
                                                       -------------
                                                                       4,592,539   Pool #503909, 6.00%, 10/25/22          4,589,851
 Federal Home Loan Bank - Discount Notes (A) (33.1%)                   2,186,218   Pool #504015, 6.00%, 1/25/23           2,185,663
    20,000,000    5.76%, 3/1/00                          20,000,000    4,516,798   Pool #504062, 6.00%, 2/25/23           4,516,798
   230,000,000    5.82%, 3/1/00                         230,000,000    3,777,576   Pool #504074, 6.00%, 2/25/23           3,777,576
                                                       -------------
 Total Federal Home Loan Bank - Discount Notes          250,000,000    1,640,648   Pool #504203, 6.13%, 7/25/13           1,645,620
                                                       -------------
                                                                       1,534,754   Pool #504269, 6.13%, 5/25/15           1,537,972
 Small Business Administration (B) (9.4%)                              1,329,816   Pool #504345, 6.13%, 5/25/18           1,329,816
       215,188   Pool #500545, 8.38%, 3/25/03               215,188    5,393,413   Pool #504366, 5.88%, 2/25/24           5,388,610
       427,977   Pool #501077, 7.00%, 11/25/14              427,977   11,368,738   Pool #504719, 5.38%, 7/25/24          11,368,738
                                                                                                                      --------------
     1,866,701   Pool #501308, 7.00%, 10/25/15            1,899,761   Total Small Business Administration                71,123,348
                                                                                                                      --------------
     1,608,510   Pool #501543, 6.88%, 7/25/16             1,609,833
       326,369   Pool #501628, 8.38%, 9/25/04               326,369   Student Loan Marketing Association (B) (6.6%)
       579,133   Pool #501690, 6.63%, 12/25/16              581,035   20,000,000   6.41%, 3/3/00                         20,000,000
       886,401   Pool #501898, 6.75%, 7/25/17               888,424   15,000,000   6.27%, 2/21/01                        15,000,000
     3,255,951   Pool #502150, 6.50%, 2/25/18             3,301,295   15,000,000   6.33%, 8/14/01                        15,000,000
                                                                                                                      --------------
       224,760   Pool #502161, 6.50%, 2/25/18               224,760   Total Student Loan Marketing Association           50,000,000
                                                                                                                      --------------
     2,043,607   Pool #502208, 6.50%, 2/25/18             2,068,142
       264,504   Pool #502306, 6.50%, 2/25/18               264,504   Student Loan Marketing Association - Discount Notes
     1,013,447   Pool #502613, 6.50%, 4/25/19             1,013,447        (A) (19.9%)
       618,500   Pool #503058, 6.38%, 7/25/15               618,500  150,000,000   5.82%, 3/1/00                        150,000,000
                                                                                                                      --------------
     1,183,181   Pool #503082, 6.38%, 7/25/20             1,183,181
       778,392   Pool #503120, 6.38%, 10/25/20              778,392   U.S. Treasury Bills (A) (13.1%)
       354,421   Pool #503121, 6.38%, 8/25/15               354,421  100,000,000   5.71%, 4/27/00                        99,095,917
                                                                                                                      --------------
     1,193,358   Pool #503232, 6.13%, 2/25/15             1,193,358
       563,201   Pool #503278, 6.13%, 2/25/21               563,221   Total U.S. Government Securities                  635,219,265
                                                                                                                      --------------
     2,019,563   Pool #503431, 6.25%, 7/25/21             2,020,608
     1,961,418   Pool #503461, 6.25%, 9/25/21             1,962,387   Repurchase Agreements (15.9%)
     1,171,496   Pool #503472, 6.25%, 8/25/21             1,172,040  120,000,000   Bear, Stearns & Co., Inc., 5.80%,
       614,804   Pool #503553, 6.13%, 11/25/21              613,374                3/6/00, to be repurchased
     4,157,763   Pool #503671, 6.13%, 3/25/22             4,157,763                at $135,532,411; collateralized
     1,315,315   Pool #503754, 6.13%, 5/25/22             1,315,315                by various U.S. Government
       771,634   Pool #503780, 6.13%, 3/25/22               772,669                Agency Securities.                   120,000,000
                                                                                                                      --------------

                                                                      Total Investments (100.0%) at Amortized Cost    $ 755,219,265
                                                                                                                      ==============







See Notes to Financial Statements
and Notes to Schedule of Investments.              14             FORUM FUNDS[R]

--------------------------------------------------------------------------------

 SCHEDULE OF INVESTMENTS - CASH PORTFOLIO
 FEBRUARY 29, 2000 (Unaudited)
--------------------------------------------------------------------------------

     Face                 Security                                     Face                Security
    Amount              Description                 Value             Amount              Description                 Value
-------------- -------------------------------  --------------     ------------- ------------------------------  ----------------

 U.S. Government Securities (2.1%)                                 Commercial Paper (concluded)

 Small Business Administration (B) (2.1%)                          $ 80,000,000  Merrill Lynch & Co., Inc., 5.87%,
    $ 152,643  Pool #500536, 7.50%, 5/25/13         $ 153,374                    3/14/00                            $ 79,833,600
      287,379  Pool #500730, 8.38%, 2/25/04           287,379        75,000,000  Prudential Funding Corp., 5.84%,
      489,668  Pool #501733, 6.50%, 2/25/17           494,047                    3/22/00                              74,749,313
      687,626  Pool #501989, 6.63%, 10/25/12          689,090        70,000,000  Salomon Smith Barney, 5.88%,
       93,426  Pool #502914, 6.50%, 3/25/15            93,426                    3/16/00                              69,832,000
    1,417,684  Pool #503121, 6.38%, 8/25/15         1,417,684        50,000,000  UBS Finance, Inc., 5.91%, 3/1/00     50,000,000
    2,736,817  Pool #503429, 6.25%, 6/25/16         2,736,817        80,000,000  Warner Lambert Co., 5.88%, 3/20/00   79,756,800
      490,354  Pool #503461, 6.25%, 9/25/21           490,605        30,000,000  Washington Post Co., 5.89%,
    2,265,034  Pool #503553, 6.13%, 11/25/21        2,259,189                    3/24/00                              29,889,408
                                                                                                                 ----------------
    1,972,972  Pool #503754, 6.13%, 5/25/22         1,972,972      Total Commercial Paper                          1,131,074,074
                                                                                                                 ----------------
    3,061,087  Pool #503882, 6.00%, 9/25/22         3,057,761
    3,821,758  Pool #503912, 6.00%, 10/25/22        3,819,569      Corporate Notes (B) (7.5%)
    4,176,585  Pool #504015, 6.00%, 1/25/23         4,175,417        50,000,000  BA Securities, Inc. 5.86%, 3/13/00   49,998,742
   16,993,254  Pool #504366, 5.88%, 2/26/24        16,978,062        25,000,000  BA Securities, Inc., 6.00%, 3/23/00  25,000,000
                                                --------------
Total Small Business Administration                38,625,392        15,000,000  Bear, Stearns & Co., Inc., 6.00%,
                                                --------------
                                                                                 4/7/00                               15,000,000
Total U.S. Government Securities                   38,625,392        50,000,000  Bear, Stearns & Co., Inc., 5.95%,
                                                --------------
                                                                                 1/5/01                               50,000,000
                                                                                                                 ----------------
 Commercial Paper (60.5%)                                          Total Corporate Notes                             139,998,742
                                                                                                                 ----------------
   55,000,000  American Express Credit Corp.,                       Repurchase Agreements (29.9%)
               5.85%, 3/17/00                      54,859,689       200,000,000  Bear, Stearns & Co., Inc., 5.80%,
   80,000,000  Bellsouth Capital Corp., 5.92%,     79,576,133                    3/6/00, to be repurchased at
               4/3/00
   80,000,000  British Aerospace, 5.98%, 3/10/00   79,882,800                    $207,652,872; collateralized by
   80,000,000  CIT Group Holdings, Inc., 5.92%,                                  various U.S. Government
               3/20/00                             79,755,111                    Agency Securities.                  200,000,000
   50,000,000  Coca Cola Co., 5.84%, 3/24/00       49,816,958
   80,000,000  Deutsche Bank Securities, 5.90%,                     159,000,000  Donaldson Lufkin Jenrette, 5.82%,
               3/20/00                             79,755,956                    3/1/00, to be repurchased at
   35,000,000  DuPont (E.I.) de Nemours, 5.87%,                                  $159,025,705; collateralized by
               3/22/00                             34,882,604                    various U.S. Government Agency
   80,000,000  Ford Motor Credit Corp., 5.90%,                                   Securities.                         159,000,000
               3/20/00                             79,755,956
   15,000,000  General Electric Capital Corp., 5.94%,               200,000,000  Salomon Smith Barney, 5.87%,
               3/6/00                              14,988,146                    3/1/00, to be repurchased
   30,000,000  General Electric Capital Corp., 5.89%,                            at $200,032,611; collateralized
               3/22/00                             29,894,217                    by various U.S. Government
   60,000,000  Goldman Sachs, 5.99%, 2/25/00       59,678,250                    Agency Securities.                  200,000,000
                                                                                                                 ----------------
   75,000,000  Lucent Technologies, Inc., 5.83%,                   Total Repurchase Agreements                       559,000,000
                                                                                                                 ----------------
               3/15/00                             74,832,875
   29,400,000  Merck & Co., Inc., 5.86%, 3/15/00   29,334,258      Total Investments (100.0%) at Amortized Cost  $ 1,868,698,208
                                                                                                                 ================







See Notes to Financial Statements
and Notes to Schedules of Investments.             15             FORUM FUNDS[R]

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS - MUNICIPAL CASH PORTFOLIO
FEBRUARY 29, 2000 (Unaudited)
--------------------------------------------------------------------------------

    Face                   Security                                    Face                  Security
   Amount                Description                 Value            Amount                Description                Value
-------------- --------------------------------- --------------     ------------  -------------------------------  ------------

 Municipal Securities (B) (100.0%)                                  Municipal Securities (continued)

 Alabama (7.8%)                                                      Indiana (4.5%)
  $ 1,100,000   Huntsville, AL, Health Care Authority               $ 1,000,000    Indiana HFA RV, Clarian Health
                RV, Series A, MBIA insured, 3.90%                                  Partners, Series B, 3.90% V/R,
                V/R, 6/1/27                        $ 1,100,000                     2/15/26                         $ 1,000,000
                                                                                                                   ------------

      600,000   University of AL, Birmingham,                        Kentucky (4.5%)
                Hospital RV, Series B, 3.85% V/R,                     1,000,000    Kentucky EDA, Hospital Facilities
                10/1/07                                600,000                     RV, Health Alliance Project, Series C,
                                                 --------------
                                                     1,700,000                     MBIA insured, 3.88% V/R, 1/1/22   1,000,000
                                                 --------------                                                    ------------

 Arizona (4.5%)                                                      Maryland (5.5%)
    1,000,000   Arizona Health Facilities Authority                   1,200,000    State of Maryland, Waste Disposal
                RV, Pooled Loan Programs, FGIC                                     Authority Resource RV, Harford
                insured, 3.90%, V/R, 10/1/15         1,000,000                     County, 3.75% V/R, 1/1/08         1,200,000
                                                 --------------                                                    ------------

 Connecticut (4.5%)                                                  Nevada (4.5%)
    1,000,000   Connecticut Health & Education                        1,000,000    Clark County, NV, Airport
                Facilities Authority RV, Yale                                      Improvement RV, Series A, MBIA
                University, Series T, 3.85% V/R,                                   insured, 3.85% V/R, 7/1/12        1,000,000
                7/1/29                              1,000,000                                                      ------------
                                                 --------------
                                                                     New Jersey (4.5%)
 Florida (8.7%)                                                       1,000,000    New Jersey EDA, Water Facilities
    1,000,000   Alachua County, FL, Health Facilities                              RV, Elizabethtown Water Co. Project,
                RV, Shands Teaching Hospital, Series                               Series B, AMBAC insured, 3.65%
                B, 3.88%, V/R, 12/1/26               1,000,000                     V/R, 6/1/27                       1,000,000
                                                                                                                   ------------

      900,000   Tampa, FL, Occupational License Tax                  New Mexico (6.5%)


                RV, Series A, FGIC-SPI insured,                       1,000,000    New Mexico State, Tax & Revenue
                3.88% V/R, 10/1/18                     900,000                     Anticipation Notes, University of
                                                 --------------
                                                     1,900,000                     New Mexico, University RV,
                                                 --------------
                                                                                   AMBAC insured, 4.50% V/R, 6/1/06  1,001,879
 Georgia (3.2%)
      700,000   Burke County, GA, Pollution Control                     400,000   University of New Mexico RV,
                RV, Oglethorpe Power Corp., 3.85%                                 AMBAC insured, 3.85% V/R, 6/1/06     400,000
                                                                                                                   ------------
                V/R, 1/1/16                            700,000                                                       1,401,879
                                                 --------------                                                    ------------

 Hawaii (4.5%)                                                       North Carolina (7.4%)
    1,000,000   State of Hawaii, Budget & Finance                       600,000    Charlotte, NC, Airport RV, Series A,
                RV, Queens Health Systems, Series A,                               MBIA insured, 3.95% V/R, 7/1/17     600,000
                3.30% V/R, 7/1/26                    1,000,000
                                                 --------------
                                                                      1,000,000    Mecklenburg County, NC, Public
 Illinois (4.5%)                                                                   Improvement, Series C, Bank of
    1,000,000   Illinois HFA RV, Advocate Health                                   America, LOC, 3.95% V/R, 7/1/17   1,000,000
                                                                                                                   ------------
                Care, Series B, 4.05% V/R, 8/15/22   1,000,000                                                       1,600,000
                                                 --------------                                                    ------------







See Notes to Financial Statements
and Notes to Schedule of Investments.              16             FORUM FUNDS[R]

SCHEDULE OF INVESTMENTS - MUNICIPAL CASH PORTFOLIO (Concluded)
FEBRUARY 29, 2000 (Unaudited)
--------------------------------------------------------------------------------

    Face                   Security
   Amount                Description                 Value
-------------- --------------------------------- --------------

 Municipal Securities (concluded)

 Pennsylvania (9.0%)
  $ 1,000,000   Pennsylvania State HEHFA, Health
                Services RV, University of
                Pennsylvania, Series B, 3.95% V/R,
                1/1/24                             $ 1,000,000

    1,000,000   York County, PA, IDA, PCR Bonds,
                Public Service Electric & Gas, Series
               A, MBIA insured, 3.80% V/R, 9/1/20    1,000,000
                                                 --------------
                                                     2,000,000
                                                 --------------

 Tennessee (4.5%)
    1,000,000   Clarksville, TN, Public Building     1,000,000
                Authority RV, Pooled Financing,
                Tennessee Bond, MBIA insured,
                3.85% V/R, 12/1/00
                                                 --------------

 Texas (6.9%)
      500,000   South Texas, TX, HEFA RV, MBIA
                insured, 3.95% V/R, 12/1/27            500,000

    1,000,000   Texas State, GO Bonds, Veterans
                Housing Assistance Fund I, 3.40%
                V/R, 12/1/16                         1,000,000
                                                 --------------
                                                     1,500,000
                                                 --------------

Washington (4.5%)
    1,000,000   State of Washington, GO Bonds,
                Series VR 96B, 3.90% V/R, 6/1/20     1,000,000
                                                 --------------

 Total Investments (100.0%) at Amortized Cost     $ 22,001,879
                                                 ==============












See Notes to Financial Statements
and Notes to Schedule of Investments.             17              FORUM FUNDS[R]

--------------------------------------------------------------------------------


NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)
--------------------------------------------------------------------------------

AMBAC          American Municipal Bond Assurance Corporation
EDA            Economic Development Authority
FGIC           Financial Guaranty Insurance Company
FGIC-SPI       Financial Guaranty Insurance Company-Securities Purchase, Inc.
GO             General Obligation
HEFA           Higher Education Facilities Authority
HEHFA          Higher Education & Health Facilities Authority
HFA            Housing Finance Authority
IDA            Industrial Development Authority
LOC            Letter of Credit
MBIA           Municipal Bond Insurance Association
PCR            Pollution Control Revenue
RV             Revenue Bonds
V/R            Variable Rate

(A)  Annualized yields at time of purchase.
(B) Certain securities are deemed to have a maturity remaining until the next adjustment of the interest rate or the longer of the demand period or readjustment. The interest rates shown reflect the rate in effect on February 29, 2000.











See Notes to Financial Statements.       18                       FORUM FUNDS(R)

--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES - PORTFOLIOS
FEBRUARY 29, 2000 (Unaudited)
--------------------------------------------------------------------------------

                                             TREASURY                       GOVERNMENT                         MUNICIPAL
                                               CASH          GOVERNMENT        CASH             CASH             CASH
                                             PORTFOLIO       PORTFOLIO       PORTFOLIO        PORTFOLIO        PORTFOLIO
                                           --------------  --------------  --------------  ----------------  --------------

ASSETS
Investments (Note 2):
Securities at amortized cost               $ 347,921,159    $ 31,451,913   $ 635,219,265   $ 1,309,698,208    $ 22,001,879
Repurchase agreements at cost                 70,960,000               -     120,000,000       559,000,000               -
                                           --------------  --------------  --------------  ----------------  --------------

Total investments, at amortized value        418,881,159      31,451,913     755,219,265     1,868,698,208      22,001,879

Cash                                              18,152               -          11,286           193,274           1,166
Interest and other receivables                    17,252         149,319       2,152,856         2,825,800          95,821
Receivable from Adviser (Note 3)                       -               -               -                 -           6,568
Organization costs, net of
amortization (Note 2)                                120               -           2,195               594               -
                                           --------------  --------------  --------------  ----------------  --------------

Total assets                                 418,916,683      31,601,232     757,385,602     1,871,717,876      22,105,434
                                           --------------  --------------  --------------  ----------------  --------------

LIABILITIES
Payable to Adviser (Note 3)                       10,974               -          24,083            45,595               -
Payable to Administrator (Note 3)                 16,673               -          36,561            69,273               -
Accrued expenses and other liabilities            32,461          11,669          43,277            63,292               -
                                           --------------  --------------  --------------  ----------------  --------------

Total liabilities                                 60,108          11,669         103,921           178,160               -
                                           --------------  --------------  --------------  ----------------  --------------

NET ASSETS                                 $ 418,856,575    $ 31,589,563   $ 757,281,681   $ 1,871,539,716    $ 22,105,434
                                           ==============  ==============  ==============  ================  ==============












See Notes to Financial Statements.                19              FORUM FUNDS[R]

--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS - PORTFOLIOS
FOR THE SIX MONTHS ENDED FEBRUARY 29, 2000 (Unaudited)
--------------------------------------------------------------------------------

                                            TREASURY                           GOVERNMENT                      MUNICIPAL
                                              CASH           GOVERNMENT           CASH            CASH            CASH
                                            PORTFOLIO        PORTFOLIO         PORTFOLIO        PORTFOLIO      PORTFOLIO
                                          --------------  ----------------  ----------------- --------------  -------------
INVESTMENT INCOME
  Interest income                           $10,383,217         $ 964,589       $ 23,538,038    $40,513,906      $ 390,388
                                          --------------  ----------------  ----------------- --------------  -------------

EXPENSES
  Investment advisory (Note 3)                   64,766             8,600            141,288        235,022          5,590
  Administration (Note 3)                        96,929             8,600            211,404        352,204          5,590
  Custody                                        44,207             3,925             96,442        160,376          2,795
  Accounting (Note 3)                            24,000            24,000             24,000         24,000         30,000
  Legal                                           1,494               344              3,696          4,477             30
  Audit                                           3,441             5,411              7,325         11,467          4,985
  Trustees                                        1,606               153              3,795          5,491             97
  Rating fees                                    14,800                 -                  -              -              -
  Amortization of organization costs (Note 2)       120                 -              2,195            594              -
  Miscellaneous                                   3,429             1,221              9,027         19,244          1,113
                                          --------------  ----------------  ----------------- --------------  -------------

Total expenses                                  254,792            52,254            499,172        812,875         50,200
  Expenses reimbursed and fees waived
   (Note 4)                                           -           (26,380)                 -              -        (50,200)
                                          --------------  ----------------  ----------------- --------------  -------------
Net expenses                                    254,792            25,874            499,172        812,875              -
                                          --------------  ----------------  ----------------- --------------  -------------

NET INVESTMENT INCOME                        10,128,425           938,715         23,038,866     39,701,031        390,388

NET REALIZED GAIN ON INVESTMENTS
SOLD                                              9,444                67                729              -              -
                                          --------------  ----------------  ----------------- --------------  -------------

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                   $10,137,869         $ 938,782       $ 23,039,595    $39,701,031      $ 390,388
                                          ==============  ================  ================= ==============  =============












See Notes to Financial Statements.                20              FORUM FUNDS[R]

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS - PORTFOLIOS
FOR THE YEAR ENDED AUGUST 31, 1999 AND THE SIX MONTHS ENDED FEBRUARY 29, 2000 (Unaudited)
--------------------------------------------------------------------------------


                                             TREASURY                           GOVERNMENT                        MUNICIPAL
                                               CASH           GOVERNMENT           CASH             CASH            CASH
                                            PORTFOLIO         PORTFOLIO         PORTFOLIO         PORTFOLIO       PORTFOLIO
                                          ---------------  ----------------  ----------------- ---------------- --------------

NET ASSETS - August 31, 1998               $ 264,844,947      $ 46,762,986      $ 717,124,357    $ 607,340,844   $  20,834,474
                                          ---------------  ----------------  ----------------- ---------------- --------------

OPERATIONS
 Net investment income                        14,338,620         1,959,744         43,247,634       38,566,190        890,884
 Net realized gain (loss) on                    (11,696)           (5,051)            24,483             (663)        (3,395)
 investments sold
                                          ---------------  ----------------  ----------------- ---------------- --------------
Net increase in net assets from operations    14,326,924         1,954,693         43,272,117       38,565,527        887,489
                                          ---------------  ----------------  ----------------- ---------------- --------------

TRANSACTIONS IN INVESTORS'
 BENEFICIAL INTERESTS
 Contributions                             1,235,422,406        35,329,739      2,886,646,104    2,464,999,269     36,409,301
 Withdrawals                              (1,121,452,949)      (48,706,809)    (2,863,580,162)  (2,074,003,392)   (34,072,975)
                                          ---------------  ----------------  ----------------- ---------------- --------------
Net transactions in investors' beneficial
 interests                                   113,969,457       (13,377,070)        23,065,942      390,995,877      2,336,326
                                          ---------------  ----------------  ----------------- ---------------- --------------

Net increase (decrease) in net assets        128,296,381       (11,422,377)        66,338,059      429,561,404      3,223,815
                                          ---------------  ----------------  ----------------- ---------------- --------------

NET ASSETS - August 31, 1999                 393,141,328        35,340,609        783,462,416    1,036,902,248     24,058,289
                                          ---------------  ----------------  ----------------- ---------------- --------------

OPERATIONS
 Net investment income                        10,128,425           938,715         23,038,866       39,701,031        390,388
 Net realized gain on investments sold             9,444                67                729                -              -
                                          ---------------  ----------------  ----------------- ---------------- --------------
Net increase in net assets from operations    10,137,869           938,782         23,039,595       39,701,031        390,388
                                          ---------------  ----------------  ----------------- ---------------- --------------

TRANSACTIONS IN INVESTORS'
 BENEFICIAL INTERESTS
 Contributions                             1,061,469,622        18,039,577      1,535,870,549    1,562,031,934      3,678,516
 Withdrawals                              (1,045,892,244)      (22,729,405)    (1,585,090,879)    (767,095,497)    (6,021,759)
                                          ---------------  ----------------  ----------------- ---------------- --------------
Net transactions in investors' beneficial
 interests                                    15,577,378        (4,689,828)       (49,220,330)     794,936,437     (2,343,243)
                                          ---------------  ----------------  ----------------- ---------------- --------------

Net increase (decrease) in net assets         25,715,247        (3,751,046)       (26,180,735)     834,637,468     (1,952,855)
                                          ---------------  ----------------  ----------------- ---------------- --------------

NET ASSETS - February 29, 2000             $ 418,856,575      $ 31,589,563      $ 757,281,681  $ 1,871,539,716    $22,105,434
                                          ===============  ================  ================= ================ ==============












See Notes to Financial Statements.             21                 FORUM FUNDS[R]

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS - PORTFOLIOS
FEBRUARY 29, 2000 (Unaudited)
--------------------------------------------------------------------------------

NOTE 1.  SUMMARY OF ORGANIZATION

Core Trust (Delaware) ("Core Trust") was organized as a Delaware business trust on September 1, 1994. Core Trust, which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "Act"), currently has five diversified investment portfolios, Treasury Cash Portfolio, Government Portfolio, Government Cash Portfolio, Cash Portfolio and Municipal Cash Portfolio (individually, a "Portfolio" and, collectively, the "Portfolios"). Government Portfolio commenced operations on February 21, 1996, Municipal Cash Portfolio commenced operations on June 25, 1998, and the other Portfolios commenced operations on September 1, 1995. Interests in the Portfolios are sold in private placement transactions without any sales charge to institutional clients, including open-end management investment companies. On May 25, 1998, Treasury Portfolio was renamed Government Portfolio.

NOTE 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates. The following represent significant accounting policies of the Portfolios:

SECURITY VALUATION - Each Portfolio determines its net asset value per share as of 4:00 p.m., Eastern time, on each Portfolio business day, utilizing the amortized cost method pursuant to Rule 2a-7 under the Act. Under this method, all investments purchased at a discount or premium are valued by accreting or amortizing, respectively, the difference between the original purchase price and the maturity value of the investment over the period to the investment's maturity.

REPURCHASE AGREEMENTS - Treasury Cash Portfolio, Government Cash Portfolio, and Cash Portfolio invest in repurchase agreements. Each of these Portfolios, through its custodian, receives delivery of the underlying collateral, whose market value must always exceed the repurchase price. The investment adviser is responsible for determining the value of the underlying collateral. In the event of default, a Portfolio may have difficulties with the disposition of any such securities held as collateral.

ORGANIZATION COSTS - The costs incurred by Treasury Cash Portfolio, Government Cash Portfolio and Cash Portfolio in connection with their organization have been capitalized and are being amortized using the straight-line method over a five year period beginning on the commencement of each Portfolio's operations.

FEDERAL TAXES - The Portfolios are not required to pay federal income taxes on their net investment income and net capital gain as they are treated as partnerships for federal income tax purposes. All interest, dividends, gain and loss of the Portfolios are deemed to have been "passed through" to the interestholders in proportion to their holdings in the Portfolios regardless of whether such interest, dividends or gain have been distributed by the Portfolios.

SECURITIES TRANSACTIONS, INTEREST INCOME AND REALIZED GAIN AND LOSS - Securities transactions are recorded on the trade date. Interest income is accrued as earned and realized gain and loss on investments sold are recorded on the basis of identified cost.





                                    22                            FORUM FUNDS[R]

--------------------------------------------------------------------------------

FEBRUARY 29, 2000 (Unaudited)
--------------------------------------------------------------------------------

NOTE 3. INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER - The investment adviser of each Portfolio is Forum Investment Advisors, LLC ("Forum Advisors"). Forum Advisors receives an advisory fee from Treasury Cash Portfolio, Government Cash Portfolio and Cash Portfolio based upon the total average daily net assets of those Portfolios ("Total Portfolio Assets") that is calculated on a cumulative basis at the following annual rates: 0.06% for the first $200 million of Total Portfolio Assets, 0.04% of the next $300 million of Total Portfolio Assets and 0.03% of the remaining Total Portfolio Assets. Forum Advisors receives an advisory fee from Government Portfolio and Municipal Cash Portfolio at an annual rate of 0.05% of the average daily net assets of each Portfolio.

ADMINISTRATOR - The administrator of each Portfolio is Forum Administrative Services, LLC ("FAdS"). For its administrative services and facilities, FAdS receives from each Portfolio an administration fee at an annual rate of 0.05% of the average daily net assets of each Portfolio. In addition, certain legal expenses are charged to the Portfolios by FAdS.

PLACEMENT AGENT - Forum Fund Services, Inc. ("FFS"), a registered broker-dealer and a member of the National Association of Securities Dealers, Inc., acts as each Portfolio's placement agent but receives no fee for this service.

OTHER SERVICE PROVIDER - Forum Accounting Services, LLC ("FAcS") serves as the Portfolios' fund accountant and interestholder recordkeeper. For these services, FAcS receives a fee from Treasury Cash, Government Cash and Cash Portfolios based on the lesser of $4,000/month or 0.05% of the Portfolio's average annual daily net assets, plus additional charges. Government Portfolio and Municipal Cash Portfolio each pay a fee of $48,000 per year, plus certain additional charges.

NOTE 4.  WAIVER OF FEES

For the six months ended february 29, 2000, fads and facs voluntarily waived a portion of their fees for certain portfolios as follows: government portfolio investment advisory fees of $8,600, administration fees of $8,600, and accounting fees of $9,180; municipal cash portfolio advisory fees of $5,590, administration fees of $5,590, and accounting fees of $30,000. Fads also reimbursed certain expenses of municipal cash portfolio in the amount of $9,020.









                                     23                           FORUM FUNDS[R]

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS - PORTFOLIOS (Concluded)
FEBRUARY 29, 2000 (Unaudited)
--------------------------------------------------------------------------------

NOTE 5.  INCOME AND EXPENSE RATIOS

Income and expense ratios are presented below. During certain periods, various fees were waived and expenses reimbursed. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio excluding waivers and reimbursements, if any.

                                                                                        Ratios to Average Net Assets

                                                                                      Net
                                                                                   Investment            Net            Gross
                                                                                     Income            Expenses        Expenses
Treasury Cash Portfolio
       Six Months Ended February 29, 2000 (a)...................................     5.22%              0.13%           0.13%
       Year Ended August 31, 1999...............................................     4.69%              0.14%           0.14%
       Year Ended August 31, 1998...............................................     5.34%              0.15%           0.17%
       Year Ended August 31, 1997...............................................     5.20%              0.15%           0.18%
       Year Ended August 31, 1996...............................................     5.30%              0.15%           0.20%
Government Portfolio
       Six Months Ended February 29, 2000 (a)...................................     5.46%              0.15%           0.30%
       Year Ended August 31, 1999...............................................     4.85%              0.15%           0.30%
       Year Ended August 31, 1998...............................................     5.26%              0.15%           0.29%
       Period Ended August 31, 1997 (a) (b).....................................     5.11%              0.15%           0.36%
       Year Ended March 31, 1997................................................     5.04%              0.15%           0.33%
       Period Ended March 31, 1996 (a)..........................................     4.99%              0.15%           0.60%
Government Cash Portfolio
       Six Months Ended February 29, 2000 (a)...................................     5.45%              0.12%           0.12%
       Year Ended August 31, 1999...............................................     4.94%              0.12%           0.12%
       Year Ended August 31, 1998...............................................     5.52%              0.13%           0.13%
       Year Ended August 31, 1997...............................................     5.38%              0.14%           0.14%
       Year Ended August 31, 1996...............................................     5.49%              0.14%           0.14%
Cash Portfolio
       Six Months Ended February 29, 2000 (a)...................................     5.64%              0.12%           0.12%
       Year Ended August 31, 1999...............................................     5.00%              0.12%           0.12%
       Year Ended August 31, 1998...............................................     5.55%              0.13%           0.13%
       Year Ended August 31, 1997...............................................     5.45%              0.15%           0.15%
       Year Ended August 31, 1996...............................................     5.50%              0.15%           0.16%
Municipal Cash Portfolio
       Six Months Ended February 29, 2000 (a)...................................     3.49%              0.00%           0.45%
       Year Ended August 31, 1999...............................................     3.11%              0.03%           0.35%
       Period Ended August 31, 1998 (a).........................................     3.18%              0.09%           0.61%



(A)      ANNUALIZED.
(B) EFFECTIVE JUNE 19, 1997, GOVERNMENT PORTFOLIO CHANGED ITS FISCAL YEAR END FROM MARCH 31 TO AUGUST 31.





                                    24                            FORUM FUNDS[R]
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
FOR MORE INFORMATION                                                                           FORUM
                                                                                               FUNDS




                                                                                       DAILY ASSETS TREASURY
                                                                                         OBLIGATIONS FUND

                                                                                           DAILY ASSETS
                                                                                          GOVERNMENT FUND

                                                                                      DAILY ASSETS GOVERNMENT
                                                                                         OBLIGATIONS FUND

                                                                                           DAILY ASSETS
                                                                                          MUNICIPAL FUND





                                 TRANSFER AGENT
                        Forum Shareholder Services, LLC
                              Two Portland Square
                               Portland, ME 04101




                                  DISTRIBUTOR
                            Forum Fund Services, LLC
                              Two Portland Square
                               Portland, ME 04101

                                                                                              [LOGO]
                                                                                            FORUM FUNDS
                                                                                            P.O. Box 446
                                                                                        Portland, Maine 04112
      This report is authorized for distribution only to shareholders and         800-94FORUM (Shareholder Services)
         to others who have received a copy of the Funds' prospectuses.             800-95FORUM (Dealer Services)


                                                                                         www.forumfunds.com

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